T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
March 31, 2020 (Unaudited)

Portfolio of Investments‡	Shares/Par	$ Value
(Cost and value in $000s)
COMMON STOCKS 97.4%
COMMUNICATION SERVICES 9.7%

Diversified Telecommunication Services 1.7%
AT&T	449,713	13,109
ATN International	400	24
CenturyLink	23,710	224
Cincinnati Bell (1)	5,809	85
GCI Liberty, Class A (1)	5,211	297
Verizon Communications	256,511	13,782
		27,521
Entertainment 2.0%
Activision Blizzard	43,108	2,564
Electronic Arts (1)	21,800	2,184
Fox, Class A	25,661	606
Fox, Class B	16,366	374
Liberty Media - Liberty Formula One, Class A (1)	16,300	421
Liberty Media - Liberty Formula One, Class C (1)	19,600	534
Lions Gate Entertainment, Class A (1)	25,150	153
Madison Square Garden, Class A (1)	1,433	303
Netflix (1)	29,891	11,224
Roku (1)(2)	13,007	1,138
Take-Two Interactive Software (1)	9,400	1,115
Walt Disney	121,224	11,710
Zynga, Class A (1)	69,900	479
		32,805
Interactive Media & Services 4.5%
Alphabet, Class A (1)	19,245	22,362
Alphabet, Class C (1)	19,685	22,890
Cars. com (1)	47,333	203
Facebook, Class A (1)	152,600	25,454
IAC/InterActiveCorp (1)	7,000	1,255
Snap, Class A (1)	49,743	591
Twitter (1)	33,600	825
Zillow Group, Class A (1)	5,700	194

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Zillow Group, Class C (1)(2)	13,500	486
		74,260
Media 1.4%
A. H. Belo, Class A	15,280	26
AMC Networks, Class A (1)(2)	3,500	85
Cable One	670	1,102
Charter Communications, Class A (1)	11,547	5,038
Comcast, Class A	287,119	9,871
Discovery, Class A (1)(2)	7,500	146
Discovery, Class C (1)	11,745	206
DISH Network, Class A (1)	8,230	165
Gannett (2)	20,758	31
Gray Television (1)	25,500	274
Interpublic Group	15,739	255
John Wiley & Sons, Class A	900	34
Liberty Broadband, Class A (1)	5,700	610
Liberty Broadband, Class C (1)	13,000	1,439
Liberty Global, Class A (1)	15,807	261
Liberty Global, Series C (1)	29,925	470
Liberty Latin America, Class A (1)	28,072	295
Liberty Latin America, Class C (1)	16,267	167
Liberty Media - Liberty SiriusXM, Class C (1)	1,100	35
Meredith (2)	5,900	72
MSG Networks, Class A (1)(2)	4,300	44
New York Times, Class A	21,200	651
News, Class A	51,296	460
Nexstar Media Group, Class A	6,300	364
Omnicom Group	11,400	626
Scholastic	3,800	97
Sirius XM Holdings (2)	122,500	605
TEGNA (2)	5,100	55
ViacomCBS, Class B	24,485	343
		23,827
Wireless Telecommunication Services 0.1%
T-Mobile US (1)	13,200	1,107

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Telephone & Data Systems	15,735	264
		1,371
Total Communication Services		159,784
CONSUMER DISCRETIONARY 9.7%

Auto Components 0.2%
Aptiv	17,900	881
Autoliv	6,600	304
BorgWarner	11,800	288
Delphi Technologies (1)	8,400	68
Garrett Motion (1)	41,860	120
Gentex	21,300	472
Gentherm (1)	11,600	364
Goodyear Tire & Rubber	14,300	83
Horizon Global (1)	24,620	46
Lear	4,900	398
Modine Manufacturing (1)	14,800	48
Standard Motor Products	2,200	92
Veoneer (1)(2)	17,500	128
Visteon (1)	2,300	110
		3,402
Automobiles 0.5%
Ford Motor	149,961	724
General Motors	63,900	1,328
Harley-Davidson (2)	12,500	237
Tesla (1)	9,331	4,889
Thor Industries (2)	3,900	165
Winnebago Industries	23,300	648
		7,991
Distributors 0.1%
Genuine Parts	5,800	391
LKQ (1)	19,300	396
Pool	2,705	532
		1,319

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Diversified Consumer Services 0.1%
Adtalem Global Education (1)	6,700	180
Bright Horizons Family Solutions (1)	3,047	311
Graham Holdings, Class B	270	92
H&R Block	15,900	224
Service Corp. International	9,400	368
ServiceMaster Global Holdings (1)	6,900	186
Strategic Education	2,200	307
		1,668
Hotels, Restaurants & Leisure 1.6%
Aramark	14,700	294
Boyd Gaming	8,400	121
Brinker International	11,225	135
Carnival	25,700	338
Cheesecake Factory (2)	7,400	126
Chipotle Mexican Grill (1)	1,770	1,158
Cracker Barrel Old Country Store (2)	800	67
Darden Restaurants	10,100	550
Domino's Pizza	3,700	1,199
Dunkin' Brands Group	5,500	292
Eldorado Resorts (1)(2)	17,310	249
Hilton Grand Vacations (1)	3,340	53
Hilton Worldwide Holdings	13,533	923
Jack in the Box	5,200	182
Las Vegas Sands	18,600	790
Marriott International, Class A	20,356	1,523
Marriott Vacations Worldwide	1,458	81
McDonald's	52,300	8,648
MGM Resorts International	39,400	465
Norwegian Cruise Line Holdings (1)	12,400	136
Papa John's International	4,400	235
Penn National Gaming (1)	13,926	176
Royal Caribbean Cruises	10,200	328
Six Flags Entertainment	5,100	64
Starbucks	74,600	4,904
Vail Resorts (2)	3,900	576
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Wendy's	22,775	339
Wyndham Destinations	7,730	168
Wyndham Hotels & Resorts	7,730	244
Wynn Resorts	4,700	283
Yum! Brands	22,200	1,521
		26,168
Household Durables 0.3%
D. R. Horton	24,900	847
Helen of Troy (1)	1,400	202
Hovnanian Enterprises, Class A (1)(2)	8,043	66
iRobot (1)(2)	1,800	74
KB Home	3,200	58
La-Z-Boy	4,100	84
Leggett & Platt	5,900	157
Lennar, Class A	22,493	859
Lennar, B Shares	293	9
MDC Holdings	4,952	115
Meritage Homes (1)	6,100	223
Mohawk Industries (1)	3,831	292
Newell Brands	42,554	565
NVR (1)	250	642
PulteGroup	11,840	264
Taylor Morrison Home (1)	6,079	67
Tempur Sealy International (1)	400	18
TopBuild (1)	9,133	654
TRI Pointe Group (1)	27,300	239
Tupperware Brands	26,200	42
Whirlpool	4,022	345
		5,822
Internet & Direct Marketing Retail 3.6%
Amazon. com (1)	26,950	52,545
Booking Holdings (1)	3,166	4,259
eBay	57,700	1,735
Expedia Group	12,490	703
GrubHub (1)	8,400	342

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

PetMed Express	14,800	426
		60,010
Leisure Products 0.1%
Brunswick	9,200	325
Hasbro	8,600	615
Mattel (1)(2)	34,800	307
Polaris Industries	3,200	154
		1,401
Multiline Retail 0.4%
Big Lots (2)	3,700	53
Dollar General	19,300	2,914
Dollar Tree (1)	13,893	1,021
Kohl's	12,500	182
Macy's (2)	15,400	75
Nordstrom (2)	900	14
Target	26,500	2,464
		6,723
Specialty Retail 2.1%
Advance Auto Parts	4,950	462
American Eagle Outfitters	33,250	264
AutoNation (1)	2,300	65
AutoZone (1)	2,300	1,946
Bed Bath & Beyond (2)	16,600	70
Best Buy	8,800	502
Burlington Stores (1)	8,800	1,394
CarMax (1)(2)	12,158	654
Conn's (1)	10,200	43
Dick's Sporting Goods	3,600	77
Foot Locker	12,700	280
GNC Holdings, Class A (1)(2)	168,400	79
Group 1 Automotive	1,600	71
Home Depot	68,050	12,706
Lithia Motors, Class A	1,400	114
Lowe's	44,600	3,838
Lumber Liquidators Holdings (1)	10,600	50

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Michaels (1)(2)	38,300	62
Murphy USA (1)	2,000	169
O'Reilly Automotive (1)	6,600	1,987
Rent-A-Center	17,600	249
RH (1)	2,800	281
Ross Stores	27,300	2,374
Sally Beauty Holdings (1)	3,900	31
Sleep Number (1)	8,350	160
Tailored Brands (2)	80,700	140
Tiffany	2,800	363
TJX	87,800	4,198
Tractor Supply	7,800	659
Ulta Beauty (1)	2,900	509
Urban Outfitters (1)	8,800	125
Williams-Sonoma	7,800	332
		34,254
Textiles, Apparel & Luxury Goods 0.7%
Carter's	4,300	283
Columbia Sportswear (2)	4,600	321
Lululemon Athletica (1)	7,300	1,384
Movado Group	15,500	183
NIKE, Class B	85,900	7,107
PVH	4,900	184
Rocky Brands	6,600	128
Skechers U.S. A. , Class A (1)	13,300	316
Tapestry	32,500	421
Under Armour, Class C (1)	15,543	125
Unifi (1)	1,332	15
VF	26,000	1,406
		11,873
Total Consumer Discretionary		160,631
CONSUMER STAPLES 6.9%

Beverages 1.7%
Boston Beer, Class A (1)	1,200	441
Brown-Forman, Class B	18,500	1,027
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Coca-Cola	247,400	10,947
Coca-Cola Consolidated	3,100	646
Constellation Brands, Class A	14,500	2,079
Keurig Dr Pepper (2)	27,300	663
Molson Coors Beverage, Class B	11,600	453
Monster Beverage (1)	25,800	1,452
PepsiCo	88,380	10,614
		28,322
Food & Staples Retailing 1.4%
Casey's General Stores	2,300	305
Costco Wholesale	27,400	7,813
Kroger	73,700	2,220
Performance Food Group (1)	8,300	205
Rite Aid (1)(2)	4,120	62
Sysco	30,100	1,373
United Natural Foods (1)	600	6
Walgreens Boots Alliance	34,500	1,578
Walmart	85,700	9,737
		23,299
Food Products 1.3%
Alico	3,090	96
Archer-Daniels-Midland	31,872	1,121
Bunge	20,000	821
Campbell Soup	10,800	498
Conagra Brands	56,425	1,655
Corteva	48,155	1,132
Flowers Foods	30,633	629
Fresh Del Monte Produce	16,300	450
General Mills	28,100	1,483
Hain Celestial Group (1)	3,600	93
Hershey	8,500	1,126
Hormel Foods (2)	17,100	798
Ingredion	5,000	377
JM Smucker	4,516	501
John B. Sanfilippo & Son	3,200	286
Kellogg	12,700	762
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Kraft Heinz	13,530	335
Lamb Weston Holdings	15,002	857
McCormick	6,900	974
Mondelez International, Class A	90,276	4,521
Post Holdings (1)	4,020	334
Tootsie Roll Industries (2)	6,792	244
TreeHouse Foods (1)	5,854	258
Tyson Foods, Class A	19,554	1,132
		20,483
Household Products 1.6%
Church & Dwight	24,700	1,585
Clorox	4,800	831
Colgate-Palmolive	52,200	3,464
Energizer Holdings (2)	6,700	203
Kimberly-Clark	21,300	2,724
Procter & Gamble	157,093	17,280
		26,087
Personal Products 0.2%
Coty, Class A	46,533	240
Edgewell Personal Care (1)	19,584	472
Estee Lauder, Class A	16,000	2,549
Herbalife Nutrition (1)	11,000	321
		3,582
Tobacco 0.7%
Altria Group	125,700	4,861
Philip Morris International	98,600	7,194
Universal	800	35
Vector Group (2)	11,155	105
		12,195
Total Consumer Staples		113,968
ENERGY 2.3%

Energy Equipment & Services 0.2%
Apergy (1)	18,900	109
Archrock	64,345	242

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Baker Hughes	47,323	497
Diamond Offshore Drilling (1)(2)	52,300	96
DMC Global	9,100	209
Halliburton	98,600	675
Helmerich & Payne	4,800	75
KLX Energy Services Holdings (1)(2)	1,080	1
National Oilwell Varco	15,077	148
Oceaneering International (1)	58,400	172
Patterson-UTI Energy	56,900	134
Schlumberger	65,693	886
Seventy Seven Energy, EC (1)(3)	23,614	—
TechnipFMC	37,300	251
Valaris, Class A (2)	80,825	36
		3,531
Oil, Gas & Consumable Fuels 2.1%
Apache	21,486	90
Cabot Oil & Gas	48,100	827
Callon Petroleum (1)	42,300	23
Cheniere Energy (1)(2)	11,500	385
Chevron	113,833	8,248
Cimarex Energy	9,844	166
CNX Resources (1)(2)	60,900	324
Concho Resources	18,548	795
ConocoPhillips	78,349	2,413
CONSOL Energy (1)(2)	7,225	27
Delek U.S. Holdings	9,800	155
Diamondback Energy	13,500	354
EOG Resources	39,900	1,433
EQT	1,600	11
Equitrans Midstream (2)	33,024	166
Exxon Mobil	274,087	10,407
Hess	7,900	263
Kinder Morgan	79,192	1,102
Kosmos Energy	120,198	108
Marathon Oil	16,000	53
Marathon Petroleum	51,475	1,216
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Noble Energy	6,000	36
Occidental Petroleum	77,269	895
ONEOK	32,200	702
Parsley Energy, Class A	18,500	106
PBF Energy, Class A	12,100	86
Phillips 66	23,474	1,259
Pioneer Natural Resources	12,000	842
Renewable Energy Group (1)(2)	6,268	129
SM Energy	48,500	59
Targa Resources	28,900	200
Tellurian (1)(2)	23,500	21
Valero Energy	19,514	885
Williams	36,885	522
World Fuel Services	15,300	385
WPX Energy (1)	107,995	329
		35,022
Total Energy		38,553
FINANCIALS 11.2%

Banks 4.2%
1st Source	3,864	125
Ameris Bancorp	4,253	101
Associated Banc-Corp	8,467	108
BancorpSouth Bank	4,800	91
Bank of America	525,944	11,166
Bank of Hawaii	5,500	304
Bank OZK	5,700	95
BankUnited	17,200	322
Berkshire Hills Bancorp	8,900	132
BOK Financial	1,115	47
Bridge Bancorp	2,400	51
CenterState Bank	14,190	244
CIT Group	12,900	223
Citigroup	140,925	5,936
Citizens Financial Group	23,500	442
Columbia Banking System	12,100	324

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Comerica	8,716	256
Community Bank System	5,238	308
Cullen/Frost Bankers (2)	6,300	351
Customers Bancorp (1)	5,100	56
CVB Financial	15,539	312
East West Bancorp	6,792	175
Fifth Third Bancorp	71,190	1,057
First BanCorp Puerto Rico	88,800	472
First Business Financial Services	10,500	163
First Financial Bancorp	9,070	135
First Horizon National	16,371	132
First Merchants	8,330	221
First Midwest Bancorp	6,000	79
First Republic Bank	12,300	1,012
Flushing Financial	2,450	33
Fulton Financial	10,574	121
German American Bancorp	9,861	271
Glacier Bancorp	3,700	126
Hancock Whitney	5,200	102
Home BancShares	21,100	253
Huntington Bancshares	53,806	442
IBERIABANK	6,350	230
JPMorgan Chase	201,677	18,157
KeyCorp	95,873	994
M&T Bank	5,669	586
National Bank Holdings, Class A	13,100	313
NBT Bancorp	9,000	292
Old National Bancorp	13,112	173
Pacific Premier Bancorp	19,500	367
Park National	4,115	319
People's United Financial	27,077	299
Peoples Bancorp	2,645	59
Pinnacle Financial Partners	4,500	169
PNC Financial Services Group	27,593	2,641
Popular	17,580	615
Prosperity Bancshares	5,700	275

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Regions Financial	72,756	653
Renasant	9,275	203
S&T Bancorp	8,400	229
Seacoast Banking (1)	13,500	247
Signature Bank	3,900	314
Simmons First National, Class A	12,388	228
South State	5,062	297
SVB Financial Group (1)	3,500	529
Synovus Financial	5,728	101
TCF Financial	21,124	479
Towne Bank	7,900	143
Truist Financial	82,558	2,546
U. S. Bancorp	81,855	2,820
UMB Financial	7,896	366
United Bankshares	3,800	88
Webster Financial	10,803	247
Wells Fargo	265,334	7,615
WesBanco	10,600	251
Western Alliance Bancorp	3,700	113
Zions Bancorp	7,601	203
		68,949
Capital Markets 2.6%
Affiliated Managers Group	4,000	237
Ameriprise Financial	10,900	1,117
Bank of New York Mellon	53,360	1,797
BGC Partners, Class A	53,500	135
BlackRock	7,600	3,344
Blackstone Group, Class A	32,968	1,502
Cboe Global Markets	8,300	741
Charles Schwab	73,119	2,458
CME Group	23,408	4,047
Donnelley Financial Solutions (1)	4,025	21
E*TRADE Financial	18,600	638
Eaton Vance	9,100	293
FactSet Research Systems	3,550	925
Franklin Resources	20,500	342
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Goldman Sachs Group	19,760	3,055
Interactive Brokers Group, Class A	9,000	389
Intercontinental Exchange	38,278	3,091
Invesco	2,400	22
Janus Henderson Group	12,741	195
KKR, Class A	32,600	765
Lazard, Class A	11,300	266
MarketAxess Holdings	2,700	898
Moody's	11,021	2,331
Morgan Stanley	93,100	3,165
Morningstar	2,500	291
MSCI	6,100	1,763
Nasdaq	10,300	978
Northern Trust	12,400	936
Raymond James Financial	7,825	495
S&P Global	14,200	3,480
SEI Investments	7,400	343
State Street	22,230	1,184
TD Ameritrade Holding	25,800	894
Tradeweb Markets, Class A	11,509	484
Virtus Investment Partners	5,875	447
Waddell & Reed Financial, Class A (2)	6,451	73
Westwood Holdings Group	2,000	37
		43,179
Consumer Finance 0.5%
Ally Financial	45,500	657
American Express	40,300	3,450
Capital One Financial	33,255	1,677
Credit Acceptance (1)	700	179
Discover Financial Services	22,900	817
Navient	20,500	155
OneMain Holdings	4,400	84
Santander Consumer USA Holdings	26,700	371
SLM	56,100	403
Synchrony Financial	42,485	684
		8,477
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Diversified Financial Services 1.5%
Berkshire Hathaway, Class B (1)	126,900	23,201
Equitable Holdings	22,898	331
Voya Financial	14,800	600
		24,132
Insurance 2.2%
Aflac	41,600	1,424
Alleghany	246	136
Allstate	20,200	1,853
American Financial Group	7,350	515
American International Group	61,100	1,482
Aon	15,158	2,502
Arch Capital Group (1)	17,300	492
Arthur J. Gallagher	9,200	750
Assurant	4,500	468
Assured Guaranty	10,400	268
Axis Capital Holdings	11,700	452
Brighthouse Financial (1)	9,929	240
Chubb	32,466	3,626
Cincinnati Financial	12,469	941
CNA Financial	10,700	332
CNO Financial Group	16,800	208
Erie Indemnity, Class A (2)	1,700	252
Everest Re Group	2,000	385
FBL Financial Group, Class A	1,032	48
Fidelity National Financial	18,796	468
First American Financial	17,985	763
Genworth Financial, Class A (1)	80,900	269
Globe Life	3,350	241
Hanover Insurance Group	6,000	544
Hartford Financial Services Group	20,300	715
Horace Mann Educators	10,300	377
Kemper	6,100	454
Lincoln National	14,784	389
Loews	16,400	571
Markel (1)	580	538
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Marsh & McLennan	35,364	3,058
MBIA (1)	21,100	151
Mercury General	2,500	102
MetLife	64,120	1,960
Old Republic International	14,087	215
Principal Financial Group	14,500	455
Progressive	35,241	2,602
Prudential Financial	20,200	1,053
Reinsurance Group of America	2,200	185
RenaissanceRe Holdings	5,292	790
State Auto Financial	12,700	353
The Travelers Companies	12,423	1,234
Third Point Reinsurance (1)	34,416	255
United Fire Group	4,300	140
Universal Insurance Holdings	16,300	292
Unum Group	13,100	197
White Mountains Insurance Group	500	455
Willis Towers Watson	11,606	1,971
		37,171
Mortgage Real Estate Investment Trusts 0.1%
Annaly Capital Management, REIT	42,400	215
Apollo Commercial Real Estate Finance, REIT	37,100	275
Capstead Mortgage, REIT	30,400	128
Invesco Mortgage Capital, REIT	9,700	33
New Residential Investment, REIT	65,300	327
Starwood Property Trust, REIT	33,800	347
		1,325
Thrifts & Mortgage Finance 0.1%
Capitol Federal Financial	18,400	213
MGIC Investment	28,800	183
New York Community Bancorp	8,387	79
Northfield Bancorp	13,400	150
Northwest Bancshares	34,800	403
PennyMac Financial Services	12,200	270
Radian Group	11,000	142

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Washington Federal	5,542	144
		1,584
Total Financials		184,817
HEALTH CARE 15.1%

Biotechnology 3.1%
AbbVie	100,300	7,642
ACADIA Pharmaceuticals (1)	18,900	798
Acceleron Pharma (1)	10,800	971
Aimmune Therapeutics (1)(2)	10,700	154
Alexion Pharmaceuticals (1)	20,480	1,839
Alkermes (1)	47,402	683
Alnylam Pharmaceuticals (1)	12,150	1,322
Amgen	39,960	8,101
Anika Therapeutics (1)(2)	5,600	162
Biogen (1)	13,810	4,369
BioMarin Pharmaceutical (1)	20,200	1,707
Bluebird Bio (1)(2)	5,200	239
Blueprint Medicines (1)	13,500	789
Eagle Pharmaceuticals (1)	8,400	386
Gilead Sciences	77,420	5,788
Immunomedics (1)(2)	29,800	402
Incyte (1)	13,200	967
Insmed (1)(2)	20,700	332
Ionis Pharmaceuticals (1)	19,905	941
Ironwood Pharmaceuticals (1)(2)	31,800	321
Lexicon Pharmaceuticals (1)(2)	30,600	60
Ligand Pharmaceuticals (1)(2)	1,200	87
Neurocrine Biosciences (1)	12,500	1,082
Portola Pharmaceuticals (1)(2)	11,800	84
Puma Biotechnology (1)(2)	75,900	641
Regeneron Pharmaceuticals (1)	4,800	2,344
Sage Therapeutics (1)(2)	7,300	210
Sangamo Therapeutics (1)(2)	43,600	278
Sarepta Therapeutics (1)	6,632	649
Seattle Genetics (1)	11,300	1,304

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Ultragenyx Pharmaceutical (1)	20,400	906
United Therapeutics (1)	3,200	303
Vertex Pharmaceuticals (1)	16,200	3,855
Xencor (1)(2)	14,900	445
		50,161
Health Care Equipment & Supplies 3.6%
Abbott Laboratories	105,729	8,343
ABIOMED (1)	3,100	450
Align Technology (1)	7,000	1,218
Avanos Medical (1)	8,131	219
Baxter International	24,400	1,981
Becton Dickinson & Company	18,102	4,159
Boston Scientific (1)	81,939	2,674
Cantel Medical (2)	4,100	147
Cerus (1)	14,400	67
Cooper	4,700	1,296
Danaher	40,700	5,633
DENTSPLY SIRONA	13,133	510
DexCom (1)	9,200	2,477
Edwards Lifesciences (1)	13,640	2,573
Exact Sciences (1)(2)	14,000	812
Hologic (1)	19,844	697
ICU Medical (1)	2,600	525
IDEXX Laboratories (1)	5,000	1,211
Insulet (1)	7,200	1,193
Integra LifeSciences Holdings (1)	3,800	170
Intuitive Surgical (1)	8,700	4,308
LivaNova (1)	7,600	344
Medtronic	78,716	7,099
OraSure Technologies (1)	75,600	813
Quidel (1)	6,200	606
ResMed	5,700	840
RTI Surgical (1)	37,700	64
STERIS	5,500	770
Stryker	20,920	3,483
Surmodics (1)	4,900	163
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Teleflex	5,700	1,669
Varex Imaging (1)	12,960	294
Varian Medical Systems (1)	5,600	575
West Pharmaceutical Services	4,400	670
Zimmer Biomet Holdings	11,060	1,118
		59,171
Health Care Providers & Services 2.7%
Acadia Healthcare (1)	9,600	176
AmerisourceBergen	6,964	616
AMN Healthcare Services (1)	11,252	651
Anthem	15,804	3,588
Cardinal Health	16,305	782
Centene (1)	39,188	2,328
Cigna	24,042	4,260
CorVel (1)	6,750	368
Covetrus (1)(2)	29,260	238
CVS Health	84,248	4,998
DaVita (1)	5,698	433
Encompass Health	10,300	660
Ensign Group	16,500	621
HCA Healthcare	17,362	1,560
HealthEquity (1)	9,500	481
Henry Schein (1)	10,400	525
Humana	8,200	2,575
Laboratory Corp. of America Holdings (1)	4,020	508
McKesson	11,051	1,495
Molina Healthcare (1)	4,394	614
Option Care Health (1)	22,250	211
Pennant Group (1)	8,250	117
Providence Service (1)	6,800	373
Psychemedics	3,075	19
Quest Diagnostics	8,500	683
Tivity Health (1)(2)	11,507	72
U. S. Physical Therapy (2)	3,800	262
UnitedHealth Group	59,722	14,893

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Universal Health Services, Class B	8,200	812
		44,919
Health Care Technology 0.3%
Cerner	18,900	1,191
HMS Holdings (1)	22,900	579
NextGen Healthcare (1)	4,900	51
Omnicell (1)	7,400	485
Teladoc Health (1)	2,000	310
Veeva Systems, Class A (1)	8,700	1,360
		3,976
Life Sciences Tools & Services 1.0%
Agilent Technologies	24,487	1,754
Bio-Rad Laboratories, Class A (1)	1,100	386
Bio-Techne	3,200	607
Bruker	15,300	549
Charles River Laboratories International (1)	4,068	513
Illumina (1)	10,200	2,786
IQVIA Holdings (1)	8,325	898
Mettler-Toledo International (1)	1,200	828
PerkinElmer	4,635	349
Thermo Fisher Scientific	26,178	7,424
Waters (1)	4,600	837
		16,931
Pharmaceuticals 4.4%
Akorn (1)	76,300	43
Allergan	16,857	2,985
Bristol-Myers Squibb	148,762	8,292
Cara Therapeutics (1)(2)	15,700	207
Elanco Animal Health (1)	56,400	1,263
Eli Lilly	49,300	6,839
Endo International (1)	20,700	77
FRD Acquisition, EC (1)(3)	28,900	—
Jazz Pharmaceuticals (1)	3,500	349
Johnson & Johnson	174,275	22,853
Merck	160,234	12,328

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Mylan (1)	42,475	633
Nektar Therapeutics (1)(2)	12,200	218
Perrigo	8,698	418
Pfizer	380,572	12,422
Prestige Consumer Healthcare (1)	3,200	117
TherapeuticsMD (1)(2)	213,800	227
Theravance Biopharma (1)(2)	11,171	258
WaVe Life Sciences (1)(2)	17,600	165
Zoetis	29,000	3,413
		73,107
Total Health Care		248,265
INDUSTRIALS & BUSINESS SERVICES 8.6%

Aerospace & Defense 1.9%
Aerojet Rocketdyne Holdings (1)	13,500	565
Arconic (1)	18,700	300
Axon Enterprise (1)	14,100	998
Boeing	35,400	5,280
BWX Technologies (2)	15,875	773
Curtiss-Wright	1,500	139
General Dynamics	11,200	1,482
HEICO, Class A	6,475	414
Hexcel	4,200	156
Huntington Ingalls Industries	1,400	255
L3Harris Technologies	15,801	2,846
Lockheed Martin	15,100	5,118
Northrop Grumman	10,095	3,054
Park Aerospace	2,100	26
Raytheon	18,700	2,453
Spirit AeroSystems Holdings, Class A	10,100	242
Teledyne Technologies (1)	4,600	1,367
Textron	24,000	640
TransDigm Group	3,200	1,025
Triumph Group	20,700	140
United Technologies (1)	46,139	4,352

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Vectrus (1)	500	21
		31,646
Air Freight & Logistics 0.5%
CH Robinson Worldwide	8,547	566
Expeditors International of Washington	8,300	554
FedEx	17,200	2,086
United Parcel Service, Class B	44,500	4,157
XPO Logistics (1)	8,400	409
		7,772
Airlines 0.2%
Alaska Air Group	12,400	353
American Airlines Group	32,200	392
Delta Air Lines	47,200	1,347
Southwest Airlines	32,685	1,164
United Airlines Holdings (1)	24,215	764
		4,020
Building Products 0.3%
A. O. Smith	13,100	495
AAON	8,345	403
Allegion	8,766	807
Armstrong Worldwide Industries	4,747	377
Fortune Brands Home & Security	10,700	463
Johnson Controls International	29,035	783
Lennox International (2)	2,100	382
Masco	22,000	761
Owens Corning	5,700	221
PGT Innovations (1)	22,700	190
Trane Technologies	9,700	801
		5,683
Commercial Services & Supplies 0.6%
ACCO Brands	16,767	85
ARC Document Solutions	13,000	11
Brink's	4,100	213
Cintas	7,657	1,326
Copart (1)	22,500	1,542
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Covanta Holding	25,800	221
frontdoor (1)	10,850	377
Harsco (1)	16,100	112
Herman Miller	4,700	104
HNI	6,900	174
IAA (1)	3,500	105
KAR Auction Services	11,600	139
Kimball International, Class B	3,700	44
Matthews International, Class A	2,200	53
McGrath RentCorp	3,200	168
Mobile Mini	9,100	239
MSA Safety	1,800	182
Quad/Graphics	5,000	13
Republic Services	14,297	1,073
Rollins	12,150	439
Stericycle (1)	3,600	175
Team (1)	28,700	187
Tetra Tech	6,825	482
Viad	8,900	189
VSE	4,600	75
Waste Management	20,360	1,884
		9,612
Construction & Engineering 0.2%
Aegion (1)	12,400	222
Arcosa	12,400	493
Dycom Industries (1)	5,900	151
EMCOR Group	3,900	239
Fluor	23,000	159
Granite Construction	6,450	98
Jacobs Engineering Group	3,800	301
MasTec (1)	7,250	237
Quanta Services	17,550	557
Valmont Industries	2,900	308
		2,765
Electrical Equipment 0.5%
AMETEK	10,325	744
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

AZZ	4,700	132
Eaton	25,526	1,983
Emerson Electric	34,300	1,635
Hubbell	3,105	356
nVent Electric	14,246	240
Regal Beloit	5,200	327
Rockwell Automation	9,200	1,388
Sensata Technologies Holding (1)	4,200	122
Thermon Group Holdings (1)	13,400	202
Ultralife (1)	5,800	30
Vicor (1)(2)	13,800	615
		7,774
Industrial Conglomerates 1.1%
3M	35,400	4,832
Carlisle	2,800	351
General Electric	565,726	4,492
Honeywell International	45,725	6,117
Roper Technologies	7,500	2,339
		18,131
Machinery 1.6%
AGCO	6,500	307
Barnes Group	3,000	126
Briggs & Stratton	34,900	63
Caterpillar	34,200	3,969
Chart Industries (1)	6,000	174
Cummins	10,900	1,475
Deere	16,100	2,224
Dover	3,400	285
EnPro Industries	3,568	141
ESCO Technologies	6,600	501
Flowserve	15,900	380
Fortive	18,650	1,029
Graco	11,361	554
Helios Technologies	4,100	156
Hyster-Yale Materials Handling	1,100	44
IDEX	5,600	773
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Illinois Tool Works	20,700	2,942
Ingersoll Rand (1)	8,559	212
ITT	6,900	313
John Bean Technologies	4,909	365
Kennametal (2)	10,700	199
Lincoln Electric Holdings	3,400	235
Manitowoc (1)	21,625	184
Meritor (1)	24,600	326
Middleby (1)	6,212	353
Mueller Water Products, Class A	34,704	278
Navistar International (1)	7,300	120
Nordson	3,200	432
PACCAR	31,062	1,899
Parker-Hannifin	8,613	1,117
RBC Bearings (1)	1,300	147
Rexnord	19,900	451
Snap-on	5,200	566
Stanley Black & Decker	9,280	928
Terex	7,900	113
Toro	11,400	742
Trinity Industries	11,100	178
Wabtec	15,088	726
Watts Water Technologies, Class A	1,900	161
Welbilt (1)	17,700	91
Woodward	3,600	214
Xylem	12,800	834
		26,327
Marine 0.0%
Kirby (1)	4,400	191
Matson	4,300	132
		323
Professional Services 0.5%
Barrett Business Services	2,500	99
CoreLogic	12,485	381
CoStar Group (1)	2,600	1,527
Equifax	8,500	1,015
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Forrester Research (1)	1,800	53
Franklin Covey (1)	5,200	81
IHS Markit	18,137	1,088
Insperity	5,600	209
Korn/Ferry International	3,000	73
ManpowerGroup	2,900	154
Mastech Digital (1)	24,402	313
Robert Half International	8,600	325
TransUnion	12,300	814
TrueBlue (1)	11,000	140
Verisk Analytics	10,600	1,477
		7,749
Road & Rail 1.0%
Avis Budget Group (1)	8,700	121
CSX	48,300	2,768
Hertz Global Holdings (1)	14,950	92
JB Hunt Transport Services	9,400	867
Kansas City Southern	11,100	1,412
Knight-Swift Transportation Holdings (2)	2,750	90
Landstar System	4,000	384
Norfolk Southern	14,000	2,044
Old Dominion Freight Line	9,450	1,240
Ryder System	4,400	116
Union Pacific	45,655	6,439
USA Truck (1)	4,300	14
Werner Enterprises	8,175	296
YRC Worldwide (1)(2)	56,900	96
		15,979
Trading Companies & Distributors 0.2%
Beacon Roofing Supply (1)	6,400	106
Fastenal	35,000	1,094
GATX	2,300	144
GMS (1)	21,951	345
HD Supply Holdings (1)	20,800	591
Herc Holdings (1)	692	14
MSC Industrial Direct, Class A	5,400	297
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

NOW (1)	3,323	17
United Rentals (1)	1,300	134
Univar Solutions (1)	5,000	54
Veritiv (1)	1,006	8
W. W. Grainger	3,000	745
Watsco	600	95
		3,644
Total Industrials & Business Services		141,425
INFORMATION TECHNOLOGY 24.2%

Communications Equipment 1.0%
ADTRAN	12,900	99
Arista Networks (1)	4,100	830
Ciena (1)	16,499	657
Cisco Systems	286,132	11,248
EchoStar, Class A (1)	2,680	86
Extreme Networks (1)	156,700	484
F5 Networks (1)	4,400	469
InterDigital	3,300	147
Juniper Networks	25,380	486
Lumentum Holdings (1)	6,748	497
Motorola Solutions	9,494	1,262
NetScout Systems (1)	5,200	123
Optical Cable (1)	12,869	31
Plantronics (2)	12,700	128
		16,547
Electronic Equipment, Instruments & Components 0.7%
Amphenol, Class A	19,300	1,407
Arrow Electronics (1)	5,600	290
Avnet	9,748	245
Belden	3,500	126
Benchmark Electronics	1,275	25
CDW	6,100	569
Cognex	11,200	473
Coherent (1)	1,494	159
Corning	62,710	1,288
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Daktronics	1,400	7
Dolby Laboratories, Class A	5,400	293
FARO Technologies (1)	7,300	325
FLIR Systems	7,600	242
II-VI (1)(2)	1,427	41
Insight Enterprises (1)	4,750	200
IPG Photonics (1)	2,500	276
Jabil	11,500	283
Keysight Technologies (1)	18,543	1,552
Knowles (1)	17,300	231
Napco Security Technologies (1)	11,857	180
National Instruments	12,550	415
Plexus (1)	4,900	267
Sanmina (1)	4,602	126
TE Connectivity	21,538	1,356
Trimble (1)	11,100	353
TTM Technologies (1)	17,900	185
Vishay Intertechnology	11,020	159
Zebra Technologies, Class A (1)	1,650	303
		11,376
IT Services 5.3%
Accenture, Class A	40,489	6,610
Akamai Technologies (1)	9,300	851
Alliance Data Systems	2,500	84
Automatic Data Processing	29,100	3,977
Black Knight (1)	13,363	776
Booz Allen Hamilton Holding	17,000	1,167
Broadridge Financial Solutions	4,525	429
CACI International, Class A (1)	700	148
Cognizant Technology Solutions, Class A	36,600	1,701
Conduent (1)	95,977	235
CSG Systems International	9,800	410
DXC Technology	17,142	224
EPAM Systems (1)	5,700	1,058
Euronet Worldwide (1)	8,800	754
Fidelity National Information Services	40,391	4,913
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Fiserv (1)	39,796	3,780
FleetCor Technologies (1)	8,200	1,530
Gartner (1)	6,188	616
Genpact	10,300	301
Global Payments	19,439	2,804
GoDaddy, Class A (1)	15,300	874
Hackett Group	9,820	125
International Business Machines	52,090	5,778
Jack Henry & Associates	3,000	466
Leidos Holdings	9,000	825
LiveRamp Holdings (1)	4,800	158
Mastercard, Class A	56,905	13,746
MAXIMUS	3,600	210
Okta (1)	12,179	1,489
Paychex	17,487	1,100
PayPal Holdings (1)	75,500	7,228
Perspecta	23,971	437
Science Applications International	5,400	403
Square, Class A (1)(2)	10,000	524
StarTek (1)	12,400	47
Sykes Enterprises (1)	8,100	220
TTEC Holdings	4,000	147
Twilio, Class A (1)(2)	15,288	1,368
VeriSign (1)	7,400	1,333
Visa, Class A	111,860	18,023
Western Union	31,951	579
WEX (1)	1,400	146
		87,594
Semiconductors & Semiconductor Equipment 4.4%
Advanced Energy Industries (1)	3,600	175
Advanced Micro Devices (1)	81,700	3,716
Analog Devices	21,605	1,937
Applied Materials	67,078	3,074
Axcelis Technologies (1)	25,778	472
Broadcom	24,249	5,749
Brooks Automation	16,854	514
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Cabot Microelectronics	3,244	370
Cirrus Logic (1)	15,300	1,004
Cohu	24,927	309
Cree (1)(2)	8,400	298
Diodes (1)	6,262	254
DSP Group (1)	4,500	60
Entegris	16,892	756
First Solar (1)(2)	6,200	224
Intel	278,520	15,073
KLA	9,500	1,366
Kulicke & Soffa Industries	5,900	123
Lam Research	11,636	2,793
Lattice Semiconductor (1)	35,300	629
Marvell Technology Group	32,601	738
Maxim Integrated Products	17,921	871
Microchip Technology (2)	18,294	1,240
Micron Technology (1)	75,169	3,162
NVIDIA	38,700	10,201
ON Semiconductor (1)	37,230	463
Onto Innovation (1)	13,500	401
Photronics (1)	1,900	19
Power Integrations	3,000	265
Qorvo (1)	10,300	830
QUALCOMM	81,200	5,493
Semtech (1)	3,700	139
Skyworks Solutions	8,479	758
SolarEdge Technologies (1)	5,400	442
Texas Instruments	63,200	6,316
Xilinx	18,300	1,426
		71,660
Software 8.3%
Adobe (1)	28,580	9,095
ANSYS (1)	6,441	1,497
Aspen Technology (1)	4,700	447
Autodesk (1)	13,700	2,139
Avalara (1)	6,000	448
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Cadence Design Systems (1)	23,100	1,526
CDK Global	15,766	518
Cerence (1)	15,937	245
Citrix Systems	7,670	1,086
CommVault Systems (1)	4,300	174
Cornerstone OnDemand (1)	9,600	305
Fair Isaac (1)	2,672	822
Five9 (1)	11,900	910
Fortinet (1)	17,500	1,770
Guidewire Software (1)	6,600	523
Intuit	17,000	3,910
j2 Global	3,100	232
LogMeIn	7,347	612
Manhattan Associates (1)	9,000	448
Microsoft	488,698	77,073
New Relic (1)	9,100	421
NortonLifeLock	36,964	692
Nuance Communications (1)	26,700	448
Oracle	153,400	7,414
Palo Alto Networks (1)	6,800	1,115
Paycom Software (1)	4,037	816
Proofpoint (1)	7,450	764
PTC (1)	10,880	666
Qumu (1)	5,400	9
RealPage (1)(2)	3,500	185
RingCentral, Class A (1)	1,800	381
salesforce. com (1)	57,133	8,226
ServiceNow (1)	11,000	3,152
Splunk (1)	13,494	1,703
SS&C Technologies Holdings	17,070	748
Synopsys (1)	13,319	1,715
TiVo	32,500	230
VMware, Class A (1)	7,700	932
Workday, Class A (1)	15,900	2,071
Zendesk (1)	18,600	1,191
		136,659
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Technology Hardware, Storage & Peripherals 4.5%
Apple	269,925	68,639
Dell Technologies, Class C (1)	15,873	628
Hewlett Packard Enterprise	100,999	981
HP	103,318	1,793
NCR (1)	18,800	333
NetApp	18,600	775
Seagate Technology	17,500	854
Western Digital	14,775	615
Xerox Holdings	11,971	227
		74,845
Total Information Technology		398,681
MATERIALS 2.5%

Chemicals 1.5%
AdvanSix (1)	8,601	82
Air Products & Chemicals	13,800	2,755
Axalta Coating Systems (1)	10,100	174
Cabot	2,600	68
Celanese	12,800	939
CF Industries Holdings	22,540	613
Chemours	23,281	207
Dow	38,555	1,127
DuPont de Nemours	48,155	1,642
Eastman Chemical	4,500	210
Ecolab	13,600	2,119
Ferro (1)	19,700	184
FMC	9,700	792
GCP Applied Technologies (1)	9,427	168
Hawkins	2,831	101
HB Fuller	3,700	103
Huntsman	18,100	261
Ingevity (1)	5,312	187
International Flavors & Fragrances (2)	4,800	490
Linde	33,600	5,813
LyondellBasell Industries, Class A	16,200	804
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Minerals Technologies	3,300	120
PolyOne	12,100	230
PPG Industries	21,143	1,768
Rayonier Advanced Materials	23,630	25
RPM International	14,000	833
Scotts Miracle-Gro	1,800	184
Sensient Technologies	3,500	152
Sherwin-Williams	4,700	2,160
Stepan	3,100	274
Tredegar	3,300	52
Valvoline	20,587	269
WR Grace	4,200	150
		25,056
Construction Materials 0.1%
Eagle Materials	5,798	339
Martin Marietta Materials	2,200	416
Vulcan Materials	9,166	991
		1,746
Containers & Packaging 0.4%
Amcor	83,800	681
AptarGroup	3,200	319
Avery Dennison	6,200	632
Ball	30,900	1,998
Berry Global Group (1)	6,500	219
Crown Holdings (1)	3,400	197
International Paper	21,984	684
Myers Industries	18,360	197
O-I Glass	36,200	257
Packaging Corp. of America	8,700	755
Sealed Air	27,200	672
Sonoco Products	3,600	167
Westrock	15,676	443
		7,221
Metals & Mining 0.4%
Allegheny Technologies (1)	7,743	66

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Ampco Pittsburgh (1)	2,300	6
Carpenter Technology	10,500	205
Cleveland-Cliffs (2)	22,000	87
Commercial Metals	15,200	240
Compass Minerals International	9,000	346
Freeport-McMoRan	93,300	630
Hecla Mining	181,300	330
Newmont	33,400	1,512
Nucor	15,700	565
Reliance Steel & Aluminum	5,800	508
Royal Gold	13,200	1,158
Steel Dynamics	12,900	291
TimkenSteel (1)	19,300	62
Worthington Industries	3,400	89
		6,095
Paper & Forest Products 0.1%
Clearwater Paper (1)	4,164	91
Domtar	11,066	240
Louisiana-Pacific	18,700	321
Neenah	2,954	127
		779
Total Materials		40,897
REAL ESTATE 3.8%

Equity Real Estate Investment Trusts 3.7%
Agree Realty, REIT (2)	14,000	867
Alexander & Baldwin, REIT	12,498	140
Alexandria Real Estate Equities, REIT	10,000	1,371
American Campus Communities, REIT	19,700	547
American Tower, REIT	25,620	5,579
Apartment Investment & Management, Class A, REIT	15,057	529
AvalonBay Communities, REIT	8,386	1,234
Boston Properties, REIT	9,800	904
Brandywine Realty Trust, REIT	44,800	471
Camden Property Trust, REIT	5,800	460
Chatham Lodging Trust, REIT	40,600	241
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

CIM Commercial Trust, REIT (2)	937	10
CoreCivic, REIT	10,798	121
CoreSite Realty, REIT	3,400	394
Cousins Properties, REIT	20,060	587
Crown Castle International, REIT	26,337	3,803
CubeSmart, REIT	32,700	876
Digital Realty Trust, REIT	14,950	2,077
Duke Realty, REIT	30,200	978
EastGroup Properties, REIT	4,900	512
Equinix, REIT	5,006	3,127
Equity Commonwealth, REIT	17,727	562
Equity LifeStyle Properties, REIT	17,600	1,012
Equity Residential, REIT	23,000	1,419
Essex Property Trust, REIT	4,294	946
Extra Space Storage, REIT	14,800	1,417
Federal Realty Investment Trust, REIT	6,900	515
First Industrial Realty Trust, REIT	12,300	409
Four Corners Property Trust, REIT	19,813	371
Gaming and Leisure Properties, REIT	12,805	355
GEO Group, REIT	10,215	124
Getty Realty, REIT	7,742	184
Gladstone Commercial, REIT	18,200	261
Healthpeak Properties, REIT	9,600	229
Highwoods Properties, REIT	9,100	322
Host Hotels & Resorts, REIT	36,219	400
Invitation Homes, REIT	32,383	692
Iron Mountain, REIT (2)	20,533	489
JBG SMITH Properties, REIT	11,082	353
Kilroy Realty, REIT	7,600	484
Kimco Realty, REIT	40,300	390
Lamar Advertising, Class A, REIT	8,600	441
Mack-Cali Realty, REIT	27,800	423
Mid-America Apartment Communities, REIT	9,843	1,014
Monmouth Real Estate Investment, REIT	54,582	658
National Retail Properties, REIT	27,300	879
National Storage Affiliates Trust, REIT	29,800	882

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

One Liberty Properties, REIT	8,862	123
Paramount Group, REIT	27,522	242
Pebblebrook Hotel Trust, REIT	10,179	111
Pennsylvania Real Estate Investment Trust, REIT (2)	214,700	196
Prologis, REIT	44,608	3,585
Public Storage, REIT	8,094	1,607
Rayonier, REIT	18,340	432
Realty Income, REIT	21,800	1,087
Regency Centers, REIT	14,840	570
Retail Opportunity Investments, REIT	45,700	379
Ryman Hospitality Properties, REIT	6,568	235
Sabra Health Care, REIT	23,351	255
SBA Communications, REIT	9,900	2,673
Seritage Growth Properties, Class A, REIT (2)	37,700	343
Service Properties Trust, REIT	21,100	114
Simon Property Group, REIT	17,701	971
SL Green Realty, REIT	6,770	292
STAG Industrial, REIT	27,300	615
Sun Communities, REIT	3,786	473
Taubman Centers, REIT	16,700	699
Terreno Realty, REIT	12,200	631
UDR, REIT	7,079	259
Urban Edge Properties, REIT	4,792	42
Ventas, REIT	25,718	689
VEREIT, REIT	84,776	415
Vornado Realty Trust, REIT	10,764	390
Washington Real Estate Investment Trust, REIT	17,400	415
Weingarten Realty Investors, REIT	11,675	168
Welltower, REIT	25,600	1,172
Weyerhaeuser, REIT	41,125	697
Whitestone, REIT	16,900	105
WP Carey, REIT	21,200	1,231
		61,275
Real Estate Management & Development 0.1%
CBRE Group, Class A (1)	12,500	471
Consolidated-Tomoka Land	1,500	68
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Forestar Group (1)	439	5
Jones Lang LaSalle	1,100	111
Newmark Group, Class A	24,818	105
RMR Group, Class A	4,631	125
St Joe (1)(2)	10,900	183
		1,068
Total Real Estate		62,343
UTILITIES 3.4%

Electric Utilities 2.1%
ALLETE	8,433	512
Alliant Energy	18,400	889
American Electric Power	29,340	2,347
Duke Energy	48,902	3,955
Edison International	15,100	827
Entergy	13,100	1,231
Evergy	18,165	1,000
Eversource Energy	19,224	1,504
Exelon	58,122	2,140
FirstEnergy	17,495	701
Hawaiian Electric Industries	23,400	1,007
IDACORP	7,400	650
MGE Energy	5,700	373
NextEra Energy	30,700	7,387
OGE Energy	15,700	482
Otter Tail	8,100	360
Pinnacle West Capital	16,300	1,235
PNM Resources	11,150	424
PPL	42,800	1,056
Southern	73,200	3,963
Xcel Energy	24,530	1,479
		33,522
Gas Utilities 0.2%
Atmos Energy	7,900	784
National Fuel Gas	9,600	358
New Jersey Resources	22,400	761
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

ONE Gas	9,800	820
South Jersey Industries	11,800	295
Southwest Gas Holdings	2,291	159
Spire	2,300	171
UGI	17,700	472
		3,820
Independent Power & Renewable Electricity Producers 0.0%
AES	29,655	403
		403
Multi-Utilities 0.9%
Ameren	15,800	1,151
Avista	14,000	595
Black Hills	9,900	634
CenterPoint Energy	35,000	541
CMS Energy	11,500	676
Consolidated Edison	12,600	983
Dominion Energy	49,028	3,539
DTE Energy	10,883	1,033
NiSource	29,008	724
Public Service Enterprise	30,200	1,356
Sempra Energy	18,151	2,051
WEC Energy Group	19,208	1,693
		14,976
Water Utilities 0.2%
American States Water	6,500	531
American Water Works	11,100	1,327
California Water Service Group	10,425	525
Essential Utilities	14,646	596
		2,979
Total Utilities		55,700
Total Common Stocks (Cost $906,146)		1,605,064

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 2.6%
Money Market Funds 2.3%
T. Rowe Price Government Reserve Fund, 0.95% (4)(5)	38,564,313	38,564
		38,564

U. S. Treasury Obligations 0.3%
U. S. Treasury Bills, 0.34%, 8/20/20 (6)	1,700,000	1,699
U. S. Treasury Bills, 0.00%, 9/17/20 (6)	510,000	510
U. S. Treasury Bills, 1.51%, 4/9/20 (6)	2,560,000	2,560
		4,769

Total Short-Term Investments (Cost $43,331)		43,333
SECURITIES LENDING COLLATERAL 1.2%
Investments in a Pooled Account through Securities Lending
Program with State Street Bank and Trust Company 1.2%
Short-Term Funds 1.2%
T. Rowe Price Short-Term Fund, 1.28% (4)(5)	1,986,048	19,861
Total Investments in a Pooled Account through Securities Lending Program with
State Street Bank and Trust Company		19,861
Total Securities Lending Collateral (Cost $19,861)		19,861

Total Investments in Securities 101.2%
(Cost $969,338)		$1,668,258
Other Assets Less Liabilities (1.2)%		(20,349)
Net Assets 100.0%		$1,647,909

‡	Shares/Par and Notional Amount are denominated in U. S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	All or a portion of this security is on loan at March 31, 2020.
(3)	Level 3 in fair value hierarchy.
(4)	Seven-day yield
(5)	Affiliated Companies

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND

(6)	At March 31, 2020, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
EC	Escrow CUSIP; represents a beneficial interest in a residual pool of bankruptcy assets; the amount and timing of future distributions, if any, is uncertain.
REIT	A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND

FUTURES CONTRACTS
($000 s)
			Value and
	Expiration	Notional	Unrealized Gain
	Date	Amount	(Loss)
Long, 56 Russell 2000 E-Mini Index contracts	6/20	3,213	$25
Long, 307 S&P 500 E-Mini Index contracts	6/20	39,445	138
Long, 11 S&P MidCap 400 E-Mini Index contracts	6/20	1,582	4
Net payments (receipts) of variation margin to date			(840)

Variation margin receivable (payable) on open futures contracts			$(673)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

			Change in Net
	Net Realized Gain			Unrealized	Investment
Affiliate		(Loss)		Gain/Loss	Income
T. Rowe Price Government
Reserve Fund		$—		$—	$178
T. Rowe Price Short-Term Fund		—		—	—++
Totals	$	—#		$—	$178+

Supplementary Investment Schedule
	Value	Purchase		Sales	Value
Affiliate	12/31/19	Cost		Cost	3/31/20
T. Rowe Price Government
Reserve Fund	$52,372		¤	¤ $	38,564
T. Rowe Price Short-Term
Fund	38,589		¤	¤	19,861
					$58,425^

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $178 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $58,425.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Total Equity Market Index Fund (the fund) is registered under the Investment Company Act of 1940 (the
1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND

more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices.
Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Debt securities generally are traded in the OTC market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$1,605,064$	— $	— $	1,605,064
Short-Term Investments	38,564	4,769	—	43,333
Securities Lending Collateral	19,861	—	—	19,861
Total Securities	$1,663,489$	4,769$	— $	1,668,258
Liabilities
Futures Contracts	$673$	— $	— $	673

Following is a reconciliation of the fund’s Level 3 holdings for the period ended March 31, 2020. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at March 31, 2020, totaled $0 for the period ended March 31, 2020.

($000 s)	Beginning	Gain (Loss)	Ending
	Balance	During	Balance
	1/1/20	Period	3/31/20
Investment in Securities
Common Stocks	$–	$–	$–